Feb. 28, 2025
BBH Select Series - Mid Cap Fund
BBH Select Series – Mid Cap Fund Summary
Investment Objective
The investment objective of BBH Select Series – Mid Cap Fund (the “Fund”) is to provide investors with long-term growth of capital.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell the Fund’s Class I Shares and Retail Class Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below. As of the date of this Prospectus, Retail Class Shares are not operational.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - BBH Select Series - Mid Cap Fund - USD ($)	Class I Shares	Retail Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the subscription amount)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of the amount being reinvested)	none	none
Redemption Fee on shares held less than 30 days after purchase (as a percentage of amount redeemed, if applicable)	2.00%	2.00%
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BBH Select Series - Mid Cap Fund		Class I Shares	Retail Class Shares
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.09%	1.71%
Total Annual Fund Operating Expenses		0.84%	2.71%
Less Fee Waiver/Expense Reimbursement	[2]	none	(1.56%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.84%	1.15%
[1]	Other Expenses for Retail Class Shares are based on estimated amounts for the current fiscal year.
[2]	Brown Brothers Harriman & Co., through a separately identifiable department, has contractually agreed to limit Total Annual Fund Operating Expenses of Class I Shares and Retail Class Shares to 0.90% through March 1, 2026 (excluding interest, taxes, brokerage commissions, and other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts payable pursuant to any plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”)) (the “Expense Limitation Agreement”). Because Rule 12b-1 fees are excluded from the expense limit, total operating expenses after waiver/reimbursement for Retail Class Shares of the Fund are expected to be 1.15% of the average daily net assets, as shown above. The Expense Limitation Agreement may only be terminated during its term with approval of the Fund’s Board of Trustees (the “Board”).

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund’s Class I Shares and Retail Class Shares to the cost of investing in other mutual funds. This example gives effect to the Retail Class Shares’ Expense Limitation Agreement for 1 year and the first year of the 3-year calculations. The example assumes that you invest $10,000 in the Fund’s Class I Shares and Retail Class Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s Class I Shares and Retail Class Shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BBH Select Series - Mid Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I Shares	86	268	466	1,038
Retail Class Shares	117	693

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in publicly traded mid capitalization (mid cap) equity securities. Domestic securities include companies that are incorporated or headquartered in the U.S. Such securities may be issued by domestic or foreign issuers. The Fund may invest in the securities of foreign issuers both directly and in the form of depository receipts, including both sponsored and unsponsored American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”), each of which represent an interest in foreign securities. Securities of foreign issuers, or foreign securities, include companies that are neither incorporated nor headquartered in the U.S. The Fund primarily seeks to buy common stock and may also invest in preferred stock. The Fund may also invest in large cap and small cap publicly traded equity securities. From time to time the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). Subject to applicable statutory and regulatory limitations, the Fund may invest in shares of other investment companies, consisting of mutual funds and exchange-traded funds (“ETFs”). The Fund may also purchase other securities with equity characteristics, including securities convertible into common stock. Brown Brothers Harriman & Co. (“BBH&Co.”), through a separately identifiable department (“Investment Adviser”), considers mid cap securities to be securities that at the time of purchase have a market capitalization within the range of companies included in the Russell Midcap Index. As of January 31, 2025, the market capitalization range of companies included in the Russell Midcap Index was $921 million to $164 billion.

The Fund’s strategy is based on fundamental business analysis and a long-term orientation. The Investment Adviser selects companies based on their qualitative merits, competitive profile and prospective value creation potential. As part of the Fund’s investment process, the Investment Adviser may consider environmental, social and governance (“ESG”) factors for equity investments in the portfolio. ESG factors may include, the environmental and social risks of the issuer as well as the issuer’s instituted governance programs. The Fund follows a “buy and own” approach that does not make use of short-term trades in pursuit of small gains. The Investment Adviser believes that its long-term orientation can benefit the Fund’s net performance results. Investments may be sold if they appreciate to levels at or near the higher end of the Investment Adviser’s estimated ranges of intrinsic value.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than would a diversified fund.

Principal Risks of the Fund
Fund Performance

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class I Shares from year to year. The table shows how the average annual returns of the Fund’s Class I Shares for the periods indicated compared to a broad-based securities market index, as well as to a benchmark which reflects the mid cap market. One cannot invest directly in an index.

When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-575-1265.

Total Return for Class I Shares (% Per Calendar Year)

Highest Performing Quarter:	13.28% in 4th quarter of 2023
Lowest Performing Quarter:	(18.11)% in 2nd quarter of 2022

Average Annual Total Returns (through December 31, 2024)

The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Returns - BBH Select Series - Mid Cap Fund	Label	1 Year	Since Inception	Inception Date
Class I Shares	Return Before Taxes	11.41%	5.16%	May 24, 2021
Class I Shares | Return After Taxes on Distributions	Return After Taxes on Distributions	11.33%	5.13%	May 24, 2021
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	6.82%	3.99%	May 24, 2021
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%	11.50%
Russell Mid Cap Total Return Index (reflects no deduction for fees, expenses or taxes)	Russell Mid Cap Total Return Index (reflects no deduction for fees, expenses or taxes)	15.34%	5.37%	May 24, 2021